Investment in Associate (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jul. 25, 2024 shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares
IfrsStatementLineItems [Line Items]
Impairment of investment | $			$ 7,687,745			$ 45,556,885
Number of shares		6,600,000		6,600,000				6,600,000	6,600,000
Market price | (per share)		$ 0.713	$ 0.26	$ 2.27	$ 0.61	$ 0.52
Fair value		$ 4,705,800		$ 14,982,000				$ 7,104,167	$ 22,597,351
Shares sold	278,943,573	215,056,881		210,889,961		180,202,285	475,000	215,056,881	210,889,961
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	0.00%		25.60%
Shares sold	6,600,000